Earnings Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Tranche B Options [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded shares	180,828	186,933	169,843
Tranche C Options [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded shares	55,872	55,872	55,872